Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	March 31,	December 31,
	2021	2020
Property and equipment	$59,283	$55,221
Less: accumulated depreciation and amortization	(15,721)	(14,090)
Property and equipment, net	$43,562	$41,131
For the three months ended March 31, 2021 and 2020, the Company capitalized $0.5 million and $0.3 million of costs associated with internal-use software, respectively. For the three months ended March 31, 2021 and 2020, the Company capitalized $0.1 million and $0.1 million, respectively, out of $0.6 million and $0.3 million total interest costs incurred for each respective period. Depreciation and amortization expense of property and equipment was $2.0 million and $1.2 million for the three months ended March 31, 2021 and 2020, respectively.	Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2019	2020
Machinery and equipment	$24,021	$35,254
Internal-use software	3,442	4,764
Leasehold improvements	2,184	4,459
Computers and software	2,031	3,677
Furniture and fixtures	267	519
Construction in progress	3,852	6,548
	35,797	55,221
Less: accumulated depreciation and amortization	(9,744)	(14,090)
Property and equipment, net	$26,053	$41,131
For the years ended December 31, 2019 and 2020, the Company capitalized $0.7 million and $1.4 million of costs associated with internal-use software, respectively. For the years ended December 31, 2019 and 2020 the Company capitalized zero and $0.4 million, respectively, out of $1.4 million and
$1.7 million total interest costs incurred for each respective period. Depreciation and amortization expense of property and equipment was $4.3 million and $5.6 million in 2019 and 2020, respectively.